NET LOSS PER SHARE - Schedule of Calculating Diluted Earnings Per Share (Details) - shares	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	25,177,431		2,060,587		25,177,431		2,060,587		19,469,020		2,001,664
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	135,511		191,139		135,511		191,139		218,430		188,865
Junior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	859,315		550,000		859,315		550,000		859,315		550,000
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	417,770		417,770		417,770		417,770		417,770		417,770
June 2023 Senior Note Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	335,210		335,210		335,210		335,210		335,210		335,210
August 2024 Warrants Issued with Junior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	19,892				19,892				19,892
Pre-Funded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount			171,706				171,706		837,116
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	2,418		10,275		2,418		10,275		4,562		22,213
If-converted Common Stock from Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	109,445	[1]	119,445	[1]	109,445	[1]	119,445	[1]	119,445	[2]	151,945	[2]
If-converted Common Stock from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	23,297,870		265,042		23,297,870		265,042		16,657,280		335,661

[1]	Assumed that all shares of Series A Preferred Stock were converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00, representing the maximum number of shares issuable to holders of Series A Preferred Stock.
[2]	Assumes that all shares of Series A Preferred Stock are converted into Common Stock at a conversion rate equal to $0.25 divided by $5.00 (adjusted by the Reverse Stock Split), representing the maximum number of shares issuable to holders of Series A Preferred Stock.